UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Long-Term Bond Index Fund
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (56.5%)

U.S. Government Securities (50.5%)
U.S. Treasury Bond	11.250%	2/15/2015	$3,990	$6,112
U.S. Treasury Bond	10.625%	8/15/2015	425	637
U.S. Treasury Bond	9.875%	11/15/2015	7,625	11,001
U.S. Treasury Bond	9.250%	2/15/2016	4,400	6,142
U.S. Treasury Bond	7.500%	11/15/2016	2,970	3,724
U.S. Treasury Bond	8.750%	5/15/2017	44,515	61,166
U.S. Treasury Bond	8.875%	8/15/2017	34,550	48,030
U.S. Treasury Bond	9.125%	5/15/2018	8,225	11,751
U.S. Treasury Bond	9.000%	11/15/2018	1,675	2,386
U.S. Treasury Bond	8.875%	2/15/2019	32,775	46,382
U.S. Treasury Bond	8.125%	8/15/2019	20,345	27,364
U.S. Treasury Bond	8.500%	2/15/2020	35,000	48,688
U.S. Treasury Bond	8.750%	5/15/2020	2,525	3,590
U.S. Treasury Bond	8.750%	8/15/2020	14,775	21,064
U.S. Treasury Bond	7.875%	2/15/2021	23,830	31,802
U.S. Treasury Bond	8.125%	5/15/2021	2,000	2,731
U.S. Treasury Bond	8.125%	8/15/2021	32,960	45,114
U.S. Treasury Bond	8.000%	11/15/2021	28,595	38,813
U.S. Treasury Bond	7.250%	8/15/2022	25,050	32,029
U.S. Treasury Bond	7.625%	11/15/2022	25,895	34,291
U.S. Treasury Bond	7.125%	2/15/2023	13,200	16,723
U.S. Treasury Bond	6.250%	8/15/2023	200	233
U.S. Treasury Bond	6.875%	8/15/2025	11,325	14,211
U.S. Treasury Bond	6.750%	8/15/2026	32,175	40,048
U.S. Treasury Bond	6.500%	11/15/2026	4,025	4,884
U.S. Treasury Bond	6.625%	2/15/2027	33,290	41,004
U.S. Treasury Bond	6.375%	8/15/2027	23,130	27,774
U.S. Treasury Bond	6.125%	11/15/2027	11,750	13,731
U.S. Treasury Bond	5.500%	8/15/2028	43,900	47,693
U.S. Treasury Bond	5.250%	11/15/2028	18,070	18,999
U.S. Treasury Bond	6.125%	8/15/2029	13,725	16,168
U.S. Treasury Bond	6.250%	5/15/2030	6,000	7,209
U.S. Treasury Note	7.000%	7/15/2006	4,275	4,457
U.S. Treasury Note	4.875%	2/15/2012	650	671

				736,622

Agency Bonds and Notes (6.0%)
Federal Home Loan Bank*	5.125%	3/6/2006	1,000	1,014
Federal Home Loan Bank*	5.375%	5/15/2019	2,250	2,301
Federal Home Loan Bank*	5.125%	8/15/2019	500	499
Federal Home Loan Mortgage Corp.*	6.750%	9/15/2029	5,700	6,928
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	7,000	8,518
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	6,100	7,032
Federal National Mortgage Assn.*	5.000%	4/15/2015	4,500	4,519
Federal National Mortgage Assn.*	0.000%	6/1/2017	6,325	3,393
Federal National Mortgage Assn.*	0.000%	10/9/2019	8,300	3,893
Federal National Mortgage Assn.*	6.250%	5/15/2029	2,800	3,195
Federal National Mortgage Assn.*	7.125%	1/15/2030	8,975	11,343
Federal National Mortgage Assn.*	7.250%	5/15/2030	6,935	8,909
Federal National Mortgage Assn.*	6.625%	11/15/2030	6,500	7,765
Federal National Mortgage Assn.*	6.210%	8/6/2038	1,000	1,148
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,451
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	325	343
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	3,056
Tennessee Valley Auth.*	6.250%	12/15/2017	2,600	2,875
Tennessee Valley Auth.*	6.750%	11/1/2025	4,500	5,449
Tennessee Valley Auth.*	7.125%	5/1/2030	3,250	4,118

				87,749

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $790,049)				824,371

CORPORATE BONDS (36.1%)

Asset-Backed Securities (0.2%)
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	450	555
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	2,500	2,847

				3,402

Finance (9.0%)
Banking (5.1%)
ABN AMRO Bank NV	4.650%	6/4/2018	2,000	1,851
Abbey National PLC	7.950%	10/26/2029	2,850	3,708
BB&T Corp.	5.200%	12/23/2015	825	828
BB&T Corp.	5.250%	11/1/2019	1,000	977
Banc One Corp.	7.750%	7/15/2025	2,000	2,476
Banc One Corp.	7.625%	10/15/2026	1,350	1,663
Banc One Corp.	8.000%	4/29/2027	1,500	1,918
Bank of America Corp.	5.375%	6/15/2014	1,000	1,024
Bank of America Corp.	5.125%	11/15/2014	1,000	1,000
Bank of America Corp.	5.250%	12/1/2015	3,050	3,065
Bank of America Corp.	5.625%	3/8/2035	1,300	1,254
Citicorp Capital II	8.015%	2/15/2027	450	494
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005 (2)	84	85
Citigroup, Inc.	4.875%	5/7/2015	600	587
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,255
Citigroup, Inc.	5.875%	2/22/2033	2,150	2,217
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,297
Citigroup, Inc.	5.850%	12/11/2034	3,050	3,157
CoreStates Capital Corp.	8.000%	12/15/2026 (2)	2,300	2,523
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,100	2,503
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,050	1,073
Fifth Third Bank	4.500%	6/1/2018	750	686
First Union Corp.	7.500%	4/15/2035	250	316
First Union Institutional Capital I	8.040%	12/1/2026	500	551
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,231
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	460
HSBC Bank USA	5.875%	11/1/2034	1,350	1,378
HSBC Holdings PLC	5.250%	12/12/2012	500	509
HSBC Holdings PLC	7.625%	5/17/2032 (2)	1,050	1,283
HSBC Holdings PLC	7.350%	11/27/2032 (2)	200	237
J.P. Morgan Capital Trust	5.875%	3/15/2035	1,400	1,358
J.P. Morgan Chase & Co.	4.750%	3/1/2015	1,800	1,745
J.P. Morgan Chase & Co.	5.250%	5/1/2015	2,200	2,190
JPM Capital Trust II	7.950%	2/1/2027	500	546
Key Bank NA	6.950%	2/1/2028	1,193	1,371
Mellon Capital II	7.995%	1/15/2027	2,100	2,303
NB Capital Trust IV	8.250%	4/15/2027	400	441
National City Corp.	6.875%	5/15/2019	1,200	1,368
NationsBank Corp.	7.750%	8/15/2015	1,000	1,200
NationsBank Corp.	7.250%	10/15/2025	375	450
PNC Bank NA	5.250%	1/15/2017	1,050	1,033
PNC Funding Corp.	5.250%	11/15/2015	500	491
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	3,325	4,032
SunTrust Banks, Inc.	5.450%	12/1/2017	700	705
SunTrust Capital II	7.900%	6/15/2027	750	811
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,139
Swiss Bank Corp.	7.375%	6/15/2017	550	648
US Bancorp	8.270%	12/15/2026	750	827
US Bank NA	4.800%	4/15/2015	1,000	977
Wachovia Bank NA	4.875%	2/1/2015	1,250	1,222
Wachovia Bank NA	5.000%	8/15/2015	275	271
Washington Mutual Capital I	8.375%	6/1/2027	1,000	1,092
Wells Fargo & Co.	5.125%	9/15/2016	1,750	1,738
Wells Fargo & Co.	5.375%	2/7/2035	1,450	1,408
Zions Bancorp	6.000%	9/15/2015	750	783
Brokerage (1.1%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	983
Dean Witter, Discover & Co.	6.750%	10/15/2013	200	220
Goldman Sachs Group, Inc.	6.125%	2/15/2033	3,700	3,820
Goldman Sachs Group, Inc.	6.345%	2/15/2034	3,100	3,208
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,257
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	1,950	1,938
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	250	271
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	1,825	2,060
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,500	1,824
Finance Companies (0.9%)
Capital One Bank	5.250%	2/21/2017	900	870
General Electric Capital Corp.	6.750%	3/15/2032	7,925	9,165
MBNA Corp.	5.000%	6/15/2015	775	748
SLM Corp.	5.050%	11/14/2014	1,400	1,381
SLM Corp.	5.625%	8/1/2033	950	955
Insurance (1.7%)
ACE Capital Trust II	9.700%	4/1/2030	350	482
AXA SA	8.600%	12/15/2030	2,000	2,620
Aetna, Inc.	6.970%	8/15/2036	1,000	1,153
Allstate Corp.	6.125%	12/15/2032	1,250	1,328
Allstate Corp.	5.350%	6/1/2033	750	716
American General Capital II	8.500%	7/1/2030	700	919
Aon Capital Trust	8.205%	1/1/2027	700	801
Arch Capital Group Ltd.	7.350%	5/1/2034	500	558
Assurant, Inc.	6.750%	2/15/2034	850	918
Cincinnati Financial Corp.	6.125%	11/1/2034 (2)	1,000	998
Endurance Specialty Holdings	7.000%	7/15/2034	700	754
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	413
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,350	1,459
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	472
Genworth Financial, Inc.	6.500%	6/15/2034	525	581
Hartford Life, Inc.	7.375%	3/1/2031	800	970
Loews Corp.	5.250%	3/15/2016	500	485
Loews Corp.	6.000%	2/1/2035	800	779
MBIA, Inc.	5.700%	12/1/2034	1,000	978
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	373
MetLife, Inc.	6.500%	12/15/2032	2,200	2,399
MetLife, Inc.	6.375%	6/15/2034	1,200	1,288
Progressive Corp.	6.625%	3/1/2029	1,000	1,125
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	999
XL Capital Ltd.	6.375%	11/15/2024	575	601
Real Estate Investment Trusts (0.3%)
Boston Properties, Inc.	5.625%	4/15/2015	500	503
EOP Operating LP	7.875%	7/15/2031	1,150	1,387
ERP Operating LP	5.200%	4/1/2013	500	497
HRPT Properties Trust	6.250%	8/15/2016	750	782
Health Care REIT, Inc.	6.000%	11/15/2013	300	305
Liberty Property LP	5.125%	3/2/2015	350	340
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/2033	750	786

				131,224

Industrial (23.5%)
Basic Industry (1.3%)
Alcan, Inc.	7.250%	3/15/2031	750	912
Alcan, Inc.	6.125%	12/15/2033	800	845
Aluminum Co. of America	6.750%	1/15/2028	750	878
BHP Finance USA Ltd.	6.420%	3/1/2026	1,000	1,115
Dow Chemical Co.	7.375%	11/1/2029	1,250	1,530
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	300	345
Eastman Chemical Co.	7.250%	1/15/2024	400	463
Eastman Chemical Co.	7.600%	2/1/2027	300	364
Inco Ltd.	5.700%	10/15/2015	700	716
Inco Ltd.	7.200%	9/15/2032	400	466
International Paper Co.	5.300%	4/1/2015	1,600	1,600
Newmont Mining	5.875%	4/1/2035	1,100	1,086
Noranda, Inc.	6.000%	10/15/2015	500	520
Placer Dome, Inc.	6.450%	10/15/2035	700	765
Rohm & Haas Co.	9.800%	4/15/2020	426	540
Rohm & Haas Co.	7.850%	7/15/2029	800	1,042
Westvaco Corp.	8.200%	1/15/2030	850	1,058
Weyerhaeuser Co.	6.950%	8/1/2017	350	388
Weyerhaeuser Co.	8.500%	1/15/2025	600	767
Weyerhaeuser Co.	7.375%	3/15/2032	2,050	2,432
Willamette Ind	7.850%	7/1/2026	1,000	1,215
Capital Goods (2.2%)
CRH America Inc.	6.400%	10/15/2033	750	805
Caterpillar, Inc.	7.300%	5/1/2031	650	805
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,723
Deere & Co.	8.100%	5/15/2030	1,000	1,339
Emerson Electric Co.	5.000%	12/15/2014	600	596
General Dynamics Corp.	5.375%	8/15/2015	500	516
Lockheed Martin Corp.	7.750%	5/1/2026	150	188
Lockheed Martin Corp.	8.500%	12/1/2029	3,350	4,542
Masco Corp.	7.750%	8/1/2029	550	678
Masco Corp.	6.500%	8/15/2032	750	810
Northrop Grumman Corp.	7.750%	2/15/2031	3,100	3,921
PACTIV Corp.	7.950%	12/15/2025	500	621
Raytheon Co.	6.400%	12/15/2018	500	538
Raytheon Co.	7.200%	8/15/2027	1,250	1,481
Raytheon Co.	7.000%	11/1/2028	1,000	1,168
TRW, Inc.	7.750%	6/1/2029	250	315
The Boeing Co.	8.750%	8/15/2021	300	407
The Boeing Co.	8.750%	9/15/2031	850	1,203
The Boeing Co.	6.625%	2/15/2038	1,050	1,194
Tyco International Group SA	7.000%	6/15/2028	2,050	2,371
Tyco International Group SA	6.875%	1/15/2029	350	397
USA Waste Services, Inc.	7.000%	7/15/2028	2,050	2,304
United Technologies Corp.	8.875%	11/15/2019	545	718
United Technologies Corp.	6.700%	8/1/2028	250	291
United Technologies Corp.	7.500%	9/15/2029	1,525	1,948
WMX Technologies Inc.	7.100%	8/1/2026	125	141
Waste Management, Inc.	7.750%	5/15/2032	675	831
Communication (6.6%)
AT&T Wireless Services, Inc.	8.750%	3/1/2031	3,975	5,219
Alltel Corp.	7.875%	7/1/2032	1,500	1,855
America Movil SA de C.V	6.375%	3/1/2035	1,800	1,627
Ameritech Capital Funding	6.550%	1/15/2028	1,000	1,063
BellSouth Capital Funding	7.875%	2/15/2030	3,500	4,328
BellSouth Corp.	6.875%	10/15/2031	1,800	1,999
BellSouth Corp.	6.550%	6/15/2034	1,575	1,683
BellSouth Corp.	6.000%	11/15/2034	1,325	1,317
BellSouth Telecommunications	6.375%	6/1/2028	500	529
British Telecommunications PLC	8.875%	12/15/2030 (3)	3,625	4,813
Century Tel Enterprises	6.875%	1/15/2028	250	253
Cingular Wireless	7.125%	12/15/2031	700	780
Clear Channel Communications, Inc.	5.500%	12/15/2016	650	607
Clear Channel Communications, Inc.	7.250%	10/15/2027	700	741
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	2,273	3,078
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,277
Comcast Corp.	7.050%	3/15/2033	1,375	1,538
Cox Communications, Inc.	5.500%	10/1/2015	1,000	966
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	5,850	7,651
France Telecom	8.750%	3/1/2031 (3)	3,625	4,800
GTE Corp.	8.750%	11/1/2021	900	1,161
GTE Corp.	6.940%	4/15/2028	2,275	2,490
Grupo Televisa SA	6.625%	3/18/2025 (2)	1,000	954
Grupo Televisa SA	8.500%	3/11/2032	250	283
Koninklijke KPN NV	8.375%	10/1/2030	1,225	1,580
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,832
New England Telephone & Telegraph Co.	6.875%	10/1/2023	110	110
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	476
News America Holdings, Inc.	9.250%	2/1/2013	500	624
News America Holdings, Inc.	8.000%	10/17/2016	750	894
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,509
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,446
News America Inc.	6.200%	12/15/2034	1,975	1,949
Pacific Bell	7.125%	3/15/2026	550	629
SBC Communications, Inc.	5.625%	6/15/2016	1,350	1,356
SBC Communications, Inc.	6.450%	6/15/2034	1,000	1,038
SBC Communications, Inc.	6.150%	9/15/2034	1,375	1,372
Sprint Capital Corp.	7.625%	1/30/2011	25	28
Sprint Capital Corp.	6.900%	5/1/2019	1,050	1,134
Sprint Capital Corp.	6.875%	11/15/2028	2,300	2,454
Sprint Capital Corp.	8.750%	3/15/2032	5,050	6,536
TCI Communications, Inc.	8.750%	8/1/2015	800	999
TCI Communications, Inc.	7.875%	2/15/2026	400	480
Tele-Communications, Inc.	7.875%	8/1/2013	250	290
Telecom Italia Capital	6.375%	11/15/2033	1,500	1,542
Telecom Italia Capital	6.000%	9/30/2034 (2)	1,700	1,640
Telefonica Europe BV	8.250%	9/15/2030	1,400	1,862
Time Warner Entertainment	8.375%	3/15/2023	2,450	2,990
Time Warner Entertainment	8.375%	7/15/2033	900	1,137
US Cellular	6.700%	12/15/2033	950	992
Verizon Global Funding Corp.	7.750%	12/1/2030	3,850	4,630
Verizon New York, Inc.	7.375%	4/1/2032	650	731
Vodafone AirTouch PLC	7.875%	2/15/2030	1,000	1,274
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,384
Vodafone Group PLC	6.250%	11/30/2032	200	215
Consumer Cyclical (4.5%)
Cendant Corp.	7.125%	3/15/2015	550	615
Chrysler Corp.	7.450%	3/1/2027	1,000	1,068
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	2,975	3,567
Federated Department Stores, Inc.	6.790%	7/15/2027	800	838
Federated Department Stores, Inc.	7.000%	2/15/2028	600	645
Federated Department Stores, Inc.	6.900%	4/1/2029	250	267
Ford Motor Co.	6.625%	10/1/2028	2,125	1,820
Ford Motor Co.	6.375%	2/1/2029	1,700	1,410
Ford Motor Co.	7.450%	7/16/2031	10,450	9,437
Ford Motor Co.	8.900%	1/15/2032	1,750	1,777
General Motors Acceptance Corp.	8.000%	11/1/2031	6,595	5,757
General Motors Corp.	8.800%	3/1/2021	2,425	2,217
General Motors Corp.	8.250%	7/15/2023	2,175	1,876
General Motors Corp.	8.375%	7/15/2033	5,425	4,635
Kohl's Corp.	6.000%	1/15/2033	400	416
Liberty Media Corp.	8.500%	7/15/2029	175	184
Liberty Media Corp.	8.250%	2/1/2030	775	794
Limited Brands Inc.	5.250%	11/1/2014	250	242
Lowe's Cos., Inc.	6.875%	2/15/2028	550	647
Lowe's Cos., Inc.	6.500%	3/15/2029	300	340
May Department Stores Co.	9.750%	2/15/2021	32	40
May Department Stores Co.	6.650%	7/15/2024	1,450	1,490
May Department Stores Co.	6.700%	7/15/2034	550	559
Nordstrom, Inc.	6.950%	3/15/2028	300	338
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,151
Pulte Homes, Inc.	6.000%	2/15/2035	400	366
Target Corp.	7.000%	7/15/2031	1,400	1,700
Target Corp.	6.350%	11/1/2032	700	790
The Walt Disney Co.	7.000%	3/1/2032	1,850	2,105
Time Warner, Inc.	9.150%	2/1/2023	1,500	1,968
Time Warner, Inc.	7.570%	2/1/2024	500	574
Time Warner, Inc.	6.625%	5/15/2029	1,000	1,073
Time Warner, Inc.	7.625%	4/15/2031	5,600	6,611
Time Warner, Inc.	7.700%	5/1/2032	1,275	1,516
Viacom International Inc.	4.625%	5/15/2018	150	134
Viacom International Inc.	7.875%	7/30/2030	2,415	2,874
Viacom International Inc.	5.500%	5/15/2033	500	450
Wal-Mart Stores, Inc.	7.550%	2/15/2030	2,400	3,115
Consumer Noncyclical (4.1%)
Albertson's, Inc.	7.450%	8/1/2029	600	663
Albertson's, Inc.	8.000%	5/1/2031	1,300	1,524
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	644
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,625	3,119
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,268
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	436
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,250	1,320
Baxter International, Inc.	4.625%	3/15/2015	750	710
Bristol-Myers Squibb Co.	7.150%	6/15/2023	700	837
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	279
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	230
C.R. Bard, Inc.	6.700%	12/1/2026	500	518
CIGNA Corp.	7.875%	5/15/2027	250	302
Cardinal Health, Inc.	4.000%	6/15/2015	200	178
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,622
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	631
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,600	1,854
Coca-Cola Enterprises Inc.	6.750%	9/15/2028	1,250	1,426
Conagra, Inc.	9.750%	3/1/2021	750	1,055
Conagra, Inc.	7.125%	10/1/2026	300	353
Conagra, Inc.	7.000%	10/1/2028	850	991
Conagra, Inc.	8.250%	9/15/2030	950	1,261
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,209
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	950	944
Grand Metropolitan Investment Corp.	7.450%	4/15/2005	500	641
H.J. Heinz Co.	6.750%	3/15/2032 (3)	250	288
H.J. Heinz Co.	6.375%	7/15/2028	675	750
Johnson & Johnson	4.950%	5/15/2033	1,750	1,650
Kellogg Co.	7.450%	4/1/2031	2,000	2,482
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,376
Kroger Co.	7.700%	6/1/2029	375	439
Kroger Co.	8.000%	9/15/2029	1,425	1,726
Kroger Co.	7.500%	4/1/2031	450	519
Merck & Co.	4.750%	3/1/2015	1,000	965
Merck & Co.	6.300%	1/1/2026	500	537
Merck & Co.	6.400%	3/1/2028	1,075	1,173
Merck & Co.	5.950%	12/1/2028	550	569
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	1,500	1,794
Pharmacia Corp.	6.600%	12/1/2028 (3)	1,500	1,720
Pharmacia Corp.	6.500%	12/1/2018	750	838
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,425	1,622
Procter & Gamble Co.	5.800%	8/15/2034	2,225	2,303
Procter & Gamble Co. ESOP	9.360%	1/1/2021	2,505	3,258
Safeway, Inc.	7.250%	2/1/2031	481	525
Sara Lee Corp.	6.125%	11/1/2032	500	535
Schering-Plough Corp.	6.750%	12/1/2033 (3)	1,525	1,711
Unilever Capital Corp.	5.900%	11/15/2032	2,300	2,431
Wellpoint Inc.	5.950%	12/15/2034 (2)	1,250	1,249
Wyeth	6.450%	2/1/2024	1,225	1,337
Wyeth	6.500%	2/1/2034	1,325	1,457
Energy (2.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,526
Anadarko Finance Co.	7.500%	5/1/2031	1,400	1,710
Apache Finance Canada	7.750%	12/15/2029	300	395
Baker Hughes, Inc.	6.875%	1/15/2029	500	593
Burlington Resources, Inc.	7.200%	8/15/2031	300	360
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	2,064
Canadian Natural Resources	7.200%	1/15/2032	600	712
Canadian Natural Resources	5.850%	2/1/2035	1,050	1,043
Conoco, Inc.	6.950%	4/15/2029	2,150	2,555
Devon Financing Corp.	7.875%	9/30/2031	3,000	3,772
Encana Corp.	6.500%	8/15/2034	1,400	1,549
Husky Energy Inc.	6.150%	6/15/2019	510	530
Kerr McGee Corp.	6.950%	7/1/2024	1,425	1,461
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,120
Nexen, Inc.	7.875%	3/15/2032	300	369
Nexen, Inc.	5.875%	3/10/2035	1,000	960
Norsk Hydro	7.250%	9/23/2027	1,600	1,943
Norsk Hydro	7.150%	1/15/2029	1,000	1,207
Occidental Petroleum	7.200%	4/1/2028	1,400	1,652
Petro-Canada	7.875%	6/15/2026	150	188
Petro-Canada	7.000%	11/15/2028	250	288
Petro-Canada	5.350%	7/15/2033	1,650	1,544
Pioneer Natural Resources Co.	5.875%	7/15/2016	950	981
Pioneer Natural Resources Co.	7.200%	1/15/2028	250	289
Suncor Energy, Inc.	7.150%	2/1/2032	800	973
Tosco Corp.	7.800%	1/1/2027	350	442
Tosco Corp.	8.125%	2/15/2030	4,000	5,303
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	900	1,110
Valero Energy Corp.	7.500%	4/15/2032	1,000	1,206
Technology (0.7%)
International Business Machines Corp.	7.000%	10/30/2025	750	884
International Business Machines Corp.	6.220%	8/1/2027	2,950	3,191
International Business Machines Corp.	6.500%	1/15/2028	1,800	2,015
International Business Machines Corp.	5.875%	11/29/2032	400	417
International Business Machines Corp.	7.125%	12/1/2096	400	474
Motorola, Inc.	7.500%	5/15/2025	900	1,046
Motorola, Inc.	6.500%	9/1/2025	400	420
Motorola, Inc.	6.500%	11/15/2028	1,150	1,211
Science Applications International Corp.	5.500%	7/1/2033	500	480
Transportation (1.6%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	230
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,682
CNF, Inc.	6.700%	5/1/2034	700	745
CSX Corp.	7.950%	5/1/2027	1,425	1,787
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,181
Canadian National Railway Co.	6.250%	8/1/2034	400	437
Canadian Pacific Rail	7.125%	10/15/2031	1,325	1,595
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	2,669	2,535
Continental Airlines, Inc.	6.545%	2/2/2019	412	397
Federal Express Corp.	7.600%	7/1/2097	1,000	1,197
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,899
Norfolk Southern Corp.	9.750%	6/15/2020	411	581
Norfolk Southern Corp.	7.800%	5/15/2027	725	906
Norfolk Southern Corp.	7.250%	2/15/2031	975	1,165
Norfolk Southern Corp.	7.050%	5/1/2037	850	995
Norfolk Southern Corp.	7.900%	5/15/2097	100	126
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	975	956
Southwest Airlines Co.	5.125%	3/1/2017	650	611
Union Pacific Corp.	7.000%	2/1/2016	550	625
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,153
Union Pacific Corp.	6.625%	2/1/2029	900	986
United Parcel Service of America	8.375%	4/1/2030	500	694
Other (0.0%)
Rockwell International Corp.	6.700%	1/15/2028	300	348

				343,532

Utilities (3.4%)
Electric (2.8%)
AEP Texas Central Co.	6.650%	2/15/2033	1,300	1,458
Alabama Power Co.	5.500%	10/15/2017	2,000	2,055
American Electric Power Co., Inc.	5.250%	6/1/2015	500	498
Arizona Public Service Co.	4.650%	5/15/2015	775	736
CenterPoint Energy Houston	5.750%	1/15/2014	500	519
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	306
Commonwealth Edison Co.	4.700%	4/15/2015	700	686
Consolidated Edison, Inc.	5.300%	3/1/2035	775	754
Constellation Energy Group, Inc.	4.550%	6/15/2015	500	471
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,500	1,804
Consumers Energy Co.	5.500%	8/15/2016	1,125	1,130
Consumers Energy Co.	5.650%	4/15/2020	400	399
DTE Energy Co.	6.375%	4/15/2033	500	528
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,106
Dominion Resources, Inc.	6.300%	3/15/2033	1,150	1,194
Dominion Resources, Inc. PUT	5.250%	8/1/2033	250	248
Duke Capital Corp.	6.750%	2/15/2032	575	631
Duke Energy Corp.	5.300%	10/1/2015	700	709
Duke Energy Corp.	6.000%	12/1/2028	400	405
Duke Energy Corp.	6.450%	10/15/2032	1,200	1,290
Florida Power & Light Co.	5.950%	10/1/2033	350	375
Florida Power & Light Co.	5.625%	4/1/2034	799	820
Jersey Central Power & Light	5.625%	5/1/2016	675	697
MidAmerican Energy Co.	6.750%	12/30/2031	1,550	1,816
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	395
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,300	1,675
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,350	1,535
Oncor Electric Delivery Co.	7.000%	5/1/2032	900	1,054
Oncor Electric Delivery Co.	7.250%	1/15/2033	525	636
PSEG Power Corp.	8.625%	4/15/2031	1,400	1,882
PacifiCorp	7.700%	11/15/2031	400	518
Pacific Gas & Electric Co.	6.050%	3/1/2034	4,650	4,768
Pepco Holdings, Inc.	7.450%	8/15/2032	300	357
Progress Energy, Inc.	7.750%	3/1/2031	650	778
Progress Energy, Inc.	7.000%	10/30/2031	800	881
South Carolina Electric & Gas Co.	6.625%	2/1/2032	800	932
South Carolina Electric & Gas Co.	5.300%	5/15/2033	550	539
Southern California Edison Co.	4.650%	4/1/2015	500	481
Southern California Edison Co.	5.000%	1/15/2016	925	914
Southern California Edison Co.	6.650%	4/1/2029	250	280
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,178
Southern California Edison Co.	5.750%	4/1/2035	400	406
United Utilities PLC	5.375%	2/1/2019	1,000	965
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	465
Natural Gas (0.5%)
Columbia Energy Group	7.620%	11/28/2025	400	424
Duke Energy Field Services	8.125%	8/16/2030	500	646
Enbridge Energy Partners	4.900%	3/1/2015	300	294
KN Energy, Inc.	7.250%	3/1/2028	450	509
KeySpan Corp.	8.000%	11/15/2030	1,000	1,305
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	605
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,151
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	550	523
Southern Union Co.	7.600%	2/1/2024	500	585
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	175	173
Texas Gas Transmission	4.600%	6/1/2015	500	480
Trans-Canada Pipelines	4.000%	6/15/2013	800	742
Trans-Canada Pipelines	5.600%	3/31/2034	500	504

				49,215

TOTAL CORPORATE BONDS
(Cost $506,218)				527,373

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.9%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,293
Inter-American Development Bank	7.000%	6/15/2025	750	921
International Bank for Reconstruction & Development	4.750%	2/15/2035	1,000	961
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,807	2,370
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,479
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	2,500	2,844
Pemex Project Funding Master Trust	7.375%	12/15/2014	900	963
Province of British Columbia	6.500%	1/15/2026	1,500	1,742
Province of Manitoba	9.250%	4/1/2020	1,500	2,134
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,829
Province of Ontario	4.500%	2/3/2015	1,500	1,454
Province of Quebec	4.875%	5/5/2014	500	498
Province of Quebec	7.500%	7/15/2023	600	760
Province of Quebec	7.125%	2/9/2024	2,000	2,446
Province of Quebec	7.500%	9/15/2029	1,500	1,948
Province of Saskatchewan	7.375%	7/15/2013	600	708
Quebec Hydro Electric	8.050%	7/7/2024	500	671
Quebec Hydro Electric	7.500%	4/1/2016	4,000	4,808
Quebec Hydro Electric	9.400%	2/1/2021	480	701
Quebec Hydro Electric	8.400%	1/15/2022	775	1,049
Region of Lombardy	5.804%	10/25/2032	1,000	1,070
Republic of Italy	6.875%	9/27/2023	4,950	5,884
Republic of Italy	5.375%	6/15/2033	3,100	3,126
Republic of South Africa	8.500%	6/23/2017	900	1,103
United Mexican States	6.625%	3/3/2015	2,100	2,184
United Mexican States	11.375%	9/15/2016	1,250	1,773
United Mexican States	8.125%	12/30/2019	7,975	9,139
United Mexican States	8.000%	9/24/2022	4,000	4,540
United Mexican States	8.300%	8/15/2031	6,400	7,328
United Mexican States	7.500%	4/8/2033	1,000	1,060
United Mexican States	6.750%	9/27/2034	1,925	1,875

TOTAL SOVEREIGN BONDS
(Cost $68,792)				71,661

TAXABLE MUNICIPAL BONDS (1.4%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,225	1,183
Illinois (Taxable Pension) GO	5.100%	6/1/2033	12,650	12,150
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	507
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,569
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	600	570
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	630
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,984
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,531
Wisconsin Public Service Rev	5.700%	5/1/2026	900	942

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $20,234)				21,066

TEMPORARY CASH INVESTMENTS (1.2%)

Vanguard Market Liquidity Fund, 2.748%**			17,949,750	17,950

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,950)				17,950

TOTAL INVESTMENTS (100.1%)
(Cost $1,403,243)				1,462,421

OTHER ASSETS AND LIABILITIES - NET (-0.1%)				(2,230)

NET ASSETS (100%)				$1,460,191

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $9,697,000, representing 0.7% of net assets.
(3) Adjustable-rate note.
GO-General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,403,243,000. Net unrealized appreciation of investment securities for tax purposes was $59,178,000, consisting of unrealized gains of $66,545,000 on securities that had risen in value since their purchase and $7,367,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.